Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments [Abstract]
Disclosure of commitments [text block]

Note 33     Commitments

33.1 Royalty commitments

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using a level of production sliding scale at a rate which ranges between 6%‑8%. The Colombian National Hydrocarbons Agency (“ANH”) also has an additional economic right equivalent to 1% of production, net of royalties.

Under Law 756 of 2002, as modified by Law 1530 of 2012, the royalties on Colombian production of light and medium oil are calculated on a field-by-field basis, using the following sliding scale:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

When the API is lower than 15°, the payment is reduced to the 75% of the total calculation.

In accordance with Llanos 34 Block operation contract, when the accumulated production of each field, including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI exceeds the base price settled in table A, the Group should deliver to ANH a share of the production net of royalties in accordance with the following formula: Q = ((P – Po) / P) x S; where Q = Economic right to be delivered to ANH, P = WTI, Po = Base price (see table A) and S = Share (see table B).

Table A			Table B
°API	Po (US$/barrel)	WTI (P)	S
>29°	30.22	Po < P < 2Po	30%
>22°<29°	31.39	2Po < P < 3Po	35%
>15°<22°	32.56	3Po < P < 4Po	40%
>10°<15°	46.50	4Po < P < 5Po	45%
		5Po < P	50%

Additionally, under the terms of the Winchester Stock Purchase Agreement, GeoPark is obligated to make certain payments to the previous owners of Winchester based on the production and sale of hydrocarbons discovered by exploration wells drilled after October 25, 2011. These payments involve an overriding royalty equal to an estimated 4% carried interest on the part of the vendor. As at the balance sheet date and based on preliminary internal estimates of additions of 2P reserves since acquisition, the Group’s best estimate of the total commitment over the remaining life of the concession is in a range between US$ 200,000,000 and US$ 210,000,000. During 2019, the Group has accrued US$ 24,700,000 (US$ 20,551,000 in 2018 and US$ 11,369,000 in 2017) and paid US$ 18,200,000 (US$ 19,128,000 in 2018 and US$ 9,981,000 in 2017).

In Chile, royalties are payable to the Chilean Government. In the Fell Block, royalties are calculated at 5% of crude oil production and 3% of gas production. In the Flamenco Block, Campanario Block and Isla Norte Block, royalties are calculated at 5% of gas and oil production.

In Brazil, the Brazilian National Petroleum, Natural Gas and Biofuels Agency (ANP) is responsible for determining monthly minimum prices for petroleum produced in concessions for purposes of royalties payable with respect to production. Royalties generally correspond to a percentage ranging between 5% and 10% applied to reference prices for oil or natural gas, as established in the relevant bidding guidelines (edital de licitação) and concession agreement. In determining the percentage of royalties applicable to a concession, the ANP takes into consideration, among other factors, the geological risks involved and the production levels expected. In the Manati Block, royalties are calculated at 7.5% of gas production.

In Argentina, crude oil and gas production accrues royalties payable to the Provinces of Mendoza and Neuquen equivalent to 15% on estimated value at well head of those products. This value is equivalent to final sales price less transport, storage and treatment costs.

33.2 Capital commitments

33.2.1 Colombia

The VIM 3 Block minimum investment program consists of 125 km of 3D seismic, seismic reprocessing and drilling one exploratory well, with a total estimated investment of US$ 22,290,800 during the exploratory period ending November 12, 2019. Since 2018, GeoPark has requested ANH to terminate the E&P Contract due to environmental restrictions in the block. These restrictions became apparent once the National Authority of Environmental Licenses (ANLA) issued the environmental license. As of the date of these consolidated financial statements, GeoPark’s termination request is under review.

The Llanos 87 Block (50% working interest) has committed to reprocess 3D seismic and to drill four exploratory wells, which amount to US$ 12,290,000 at GeoPark’s working interest, before November 24, 2022.

The Llanos 86, Llanos 104, Llanos 123 and Llanos 124 Blocks are in Preliminary Phase as of the date of these consolidated financial statements. During this Preliminary Phase, GeoPark must request the Ministry of Interior for the certificate that indicates presence or no presence of indigenous communities and develop previous consultation, if applicable. Only when this process has been completed and the corresponding regulatory approvals has been obtained, the blocks will enter into Phase 1, where the exploratory commitments are mandatory. The investment commitments for the blocks over three-years term of Phase 1 would be the following:

•	Llanos 86 Block: 3D seismic, 2D seismic reprocessing and 1 exploratory well (US$ 8,860,000)
•	Llanos 104 Block: 3D seismic, 2D seismic reprocessing and 1 exploratory well (US$ 7,873,000)
•	Llanos 123 Block: 3D seismic reprocessing, geochemistry and 2 exploratory wells (US$ 6,334,000)
•	Llanos 124 Block: 3D seismic, 3D seismic reprocessing, geochemistry and 3 exploratory wells (US$ 9,375,000)

33.2.2 Chile

The remaining investment commitment to be assumed 100% by GeoPark for the second exploratory phase in the Flamenco, Campanario and Isla Norte Blocks are up to:

•	Flamenco Block: 1 exploratory well before November 7, 2020 (US$ 2,100,000)
•	Campanario Block: 3 exploratory wells before January 11, 2021 (US$ 4,758,000)
•	Isla Norte Block: 2 exploratory wells before November 7, 2020 (US$ 2,855,000)

As of December 31, 2019, the Group has established guarantees for its total commitments.

The drilling campaign relating to the committed wells detailed above has already started in February 2020

33.2.3 Brazil

The future investment commitments assumed by GeoPark are up to:

•	REC-T-128 Block: 3D seismic reprocessing and interpretation before March 26, 2020 (US$ 1,300,000).
•	POT-T-785 Block: 3D seismic and electromagnetic survey before January 29, 2023 (US$ 90,000).
•	REC-T-58 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).
•	REC-T-67 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).
•	REC-T-77 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).
•	POT-T-834 Block: 3D seismic and electromagnetic survey before February 14, 2025 (US$ 140,000).

33.2.4 Argentina

The investment commitment in the Los Parlamentos Block (50% working interest) for the first exploratory period, ending on October 30, 2021, which includes 2 exploratory wells and additional 3D seismic, amounts to US$ 6,000,000, at GeoPark’s working interest.

33.2.5 Ecuador

The investment commitments assumed by GeoPark, at its 50% working interest, in the Espejo and Perico Blocks during the first exploratory period are up to:

•	Espejo Block: 3D seismic and 4 exploratory wells before June 17, 2023 (US$ 17,648,000).
•	Perico Block: 4 exploratory wells before June 16, 2023 (US$ 12,109,000).

33.3 Operating lease commitments – Group company as lessee

The Group leases offices and various plant and machinery under non-cancellable operating lease agreements. The lease terms are between 1 and 7 years, and most of lease agreements are renewable at the end of the lease period at market rate

From January 1, 2019, the Group has recognized right-of-use assets for these leases, except for short-term and low-value leases. See Note 2.1.1.

Until December 31, 2018, operating leases related to offices, facilities, machinery and equipment were charged to the Consolidated Statement of Income for US$ 12,485,000 in 2018 and US$ 46,195,000 in 2017, and were capitalized as Property, plant and equipment for US$ 38,229,000 in 2018 and US$ 34,160,000 in 2017.

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

Amounts in US$‘000	2019	2018
Falling due within 1 year	47,450	32,180
Falling due within 1 – 3 years	18,032	5,777
Falling due within 3 – 5 years	2,500	2,793
Falling due over 5 years	1,956	—
Total minimum lease payments	69,938	40,750